Earnings per share - Basic (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Earnings per share
Net profit attributable to owners of WBC	$ 6,990	$ 7,195	$ 5,694
Adjustment for restricted share dividends - Basic	(7)	(5)	(3)
Adjusted net profit attributable to owners of WBC	$ 6,983	$ 7,190	$ 5,691
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,481	3,507	3,564
Treasury shares (including RSP and EIP restricted shares)	(5)	(5)	(5)
Adjusted weighted average number of ordinary shares	3,476	3,502	3,559
Earnings per ordinary share (cents)	$ 2.009	$ 2.053	$ 1.599